Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Investment Funds V, Inc.
Entity Central Index Key	0000881773
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000130451 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Developed Markets Real Estate Securities Fund
Class Name	Class Y
Trading Symbol	DRLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Developed Markets Real Estate Securities Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$107	1.05%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 107	[1]
Expense Ratio, Percent	1.05%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s Class Y shares returned 3.59%.
  In comparison, the FTSE EPRA/NAREIT Developed Index (Net) returned 3.42% for the same period.
What affected the Fund’s performance?
  Global REITs advanced modestly during the reporting period, as international markets outperformed a flat U.S. market. Hong Kong and Japan led gains amid favorable currency trends and improved fundamentals.
  Strong security selection in Canada and Hong Kong contributed most to the Fund’s relative performance, aided by an overweight to Hong Kong during the rally.
  Within the United States, overweight exposure and strong selection in health care, including senior housing, hotels and apartments, also supported relative returns.
  Weaker selection in Europe and the UK detracted from relative performance, as did underweights to Japan and Europe during periods of strong local and currency-adjusted returns.
  Underweight exposure to, and weak selection among, U.S. industrial REITs further detracted from results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2015 through October 31, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the MSCI World Index (a broad-based index) and FTSE EPRA/NAREIT Developed Index (Net) on 10/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
Share Class	1YR	5YR	10YR
Class Y	3.59%	7.73%	4.95%
MSCI World Index (broad-based index)	22.02%	15.58%	11.79%
FTSE EPRA/NAREIT Developed Index (Net)	3.42%	5.90%	3.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 311,000,000
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 2,867,588
Investment Company Portfolio Turnover	39.68%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$311	108	$2,867,588	39.68%

Holdings [Text Block]
Portfolio Holdings (as of 10/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000055460 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Developed Markets Real Estate Securities Fund
Class Name	Class I
Trading Symbol	DRLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Developed Markets Real Estate Securities Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$107	1.05%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 107	[2]
Expense Ratio, Percent	1.05%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s Class I shares returned 3.47%.
  In comparison, the FTSE EPRA/NAREIT Developed Index (Net) returned 3.42% for the same period.
What affected the Fund’s performance?
  Global REITs advanced modestly during the reporting period, as international markets outperformed a flat U.S. market. Hong Kong and Japan led gains amid favorable currency trends and improved fundamentals.
  Strong security selection in Canada and Hong Kong contributed most to the Fund’s relative performance, aided by an overweight to Hong Kong during the rally.
  Within the United States, overweight exposure and strong selection in health care, including senior housing, hotels and apartments, also supported relative returns.
  Weaker selection in Europe and the UK detracted from relative performance, as did underweights to Japan and Europe during periods of strong local and currency-adjusted returns.
  Underweight exposure to, and weak selection among, U.S. industrial REITs further detracted from results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2015 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the MSCI World Index (a broad-based index) and FTSE EPRA/NAREIT Developed Index (Net) on 10/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
Share Class	1YR	5YR	10YR
Class I	3.47%	7.72%	4.92%
MSCI World Index (broad-based index)	22.02%	15.58%	11.79%
FTSE EPRA/NAREIT Developed Index (Net)	3.42%	5.90%	3.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/literaturecenter.
Net Assets	$ 311,000,000
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 2,867,588
Investment Company Portfolio Turnover	39.68%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$311	108	$2,867,588	39.68%

Holdings [Text Block]
Portfolio Holdings (as of 10/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000055459 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Developed Markets Real Estate Securities Fund
Class Name	Class C
Trading Symbol	DGBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Developed Markets Real Estate Securities Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$208	2.05%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 208	[3]
Expense Ratio, Percent	2.05%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s Class C shares returned 2.53%.
  In comparison, the FTSE EPRA/NAREIT Developed Index (Net) returned 3.42% for the same period.
What affected the Fund’s performance?
  Global REITs advanced modestly during the reporting period, as international markets outperformed a flat U.S. market. Hong Kong and Japan led gains amid favorable currency trends and improved fundamentals.
  Strong security selection in Canada and Hong Kong contributed most to the Fund’s relative performance, aided by an overweight to Hong Kong during the rally.
  Within the United States, overweight exposure and strong selection in health care, including senior housing, hotels and apartments, also supported relative returns.
  Weaker selection in Europe and the UK detracted from relative performance, as did underweights to Japan and Europe during periods of strong local and currency-adjusted returns.
  Underweight exposure to, and weak selection among, U.S. industrial REITs further detracted from results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2015 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the MSCI World Index (a broad-based index) and FTSE EPRA/NAREIT Developed Index (Net) on 10/31/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	1.53%	*	6.66%	3.88%
without Deferred Sales Charge	2.53%		6.66%	3.88%
MSCI World Index (broad-based index)	22.02%		15.58%	11.79%
FTSE EPRA/NAREIT Developed Index (Net)	3.42%		5.90%	3.02%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 311,000,000
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 2,867,588
Investment Company Portfolio Turnover	39.68%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$311	108	$2,867,588	39.68%

Holdings [Text Block]
Portfolio Holdings (as of 10/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000055458 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Developed Markets Real Estate Securities Fund
Class Name	Class A
Trading Symbol	DRLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Developed Markets Real Estate Securities Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$132	1.30%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 132	[4]
Expense Ratio, Percent	1.30%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s Class A shares returned 3.25%.
  In comparison, the FTSE EPRA/NAREIT Developed Index (Net) returned 3.42% for the same period.
What affected the Fund’s performance?
  Global REITs advanced modestly during the reporting period, as international markets outperformed a flat U.S. market. Hong Kong and Japan led gains amid favorable currency trends and improved fundamentals.
  Strong security selection in Canada and Hong Kong contributed most to the Fund’s relative performance, aided by an overweight to Hong Kong during the rally.
  Within the United States, overweight exposure and strong selection in health care, including senior housing, hotels and apartments, also supported relative returns.
  Weaker selection in Europe and the UK detracted from relative performance, as did underweights to Japan and Europe during periods of strong local and currency-adjusted returns.
  Underweight exposure to, and weak selection among, U.S. industrial REITs further detracted from results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2015 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the MSCI World Index (a broad-based index) and FTSE EPRA/NAREIT Developed Index (Net) on 10/31/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	-2.70%	6.18%	4.03%
without Sales Charge	3.25%	7.44%	4.65%
MSCI World Index (broad-based index)	22.02%	15.58%	11.79%
FTSE EPRA/NAREIT Developed Index (Net)	3.42%	5.90%	3.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 311,000,000
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 2,867,588
Investment Company Portfolio Turnover	39.68%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$311	108	$2,867,588	39.68%

Holdings [Text Block]
Portfolio Holdings (as of 10/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

[1]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[2]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[3]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[4]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.